Supplemental Guarantor and Non-Guarantor Financial Information - Consolidating Statement of Operations (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue:
Services and other revenue - DISH Network									$ 449,547	$ 518,853	$ 487,985
Services and other revenue - other									1,103,127	1,095,249	1,077,101
Equipment revenue - DISH Network									8,840	10,752	31,943
Equipment revenue - other									238,279	212,278	210,948
Total revenue	$ 472,683	$ 457,266	$ 440,718	$ 429,126	$ 463,391	$ 464,031	$ 459,476	$ 450,234	1,799,793	1,837,132	1,807,977
Costs and Expenses:
Cost of sales - services and other (exclusive of depreciation and amortization)									517,957	525,471	535,918
Cost of sales - equipment (exclusive of depreciation and amortization)									204,753	195,537	209,022
Selling, general and administrative expenses									281,048	276,616	264,610
Research and development expenses									31,170	26,377	20,192
Depreciation and amortization									414,133	430,127	452,138
Total costs and expenses									1,449,061	1,454,128	1,481,880
Operating income	90,561	91,400	87,546	81,225	93,671	99,357	98,984	90,992	350,732	383,004	326,097
Other Income (Expense):
Interest income									12,598	4,416	3,234
Interest expense, net of amounts capitalized									(187,198)	(169,150)	(191,258)
Loss from partial redemption of debt									0	(5,044)	0
Other-than-temporary impairment loss on available-for-sale securities									0	(6,139)	0
Gains (losses) on marketable investment securities, net									6,995	(6,463)	(32)
Equity in earnings of unconsolidated affiliate									9,444	8,502	5,121
Equity in earnings (losses) of subsidiaries, net									0	0	0
Other, net									2,909	2,222	(485)
Total other expense, net									(155,252)	(171,656)	(183,420)
Income before income taxes									195,480	211,348	142,677
Income tax benefit (provision), net									(73,759)	(72,364)	(40,095)
Net income (loss)	21,603	28,089	37,999	34,030	44,903	37,232	27,473	29,376	121,721	138,984	102,582
Less: Net income attributable to noncontrolling interests									1,706	1,617	1,389
Net income attributable to HSS	20,843	27,565	37,688	33,919	44,292	37,023	27,045	29,007	120,015	137,367	101,193
Comprehensive Income (loss) :
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 21,603	$ 28,089	$ 37,999	$ 34,030	$ 44,903	$ 37,232	$ 27,473	$ 29,376	121,721	138,984	102,582
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments									(5,377)	(25,012)	(8,789)
Unrealized gains (losses) on available-for-sale securities and other									1,584	(4,202)	(4,182)
Recognition of other-than-temporary loss on available-for-sale securities in net income (loss)										6,139
Recognition of realized (gains) losses on available-for-sale securities in net income									(2,996)	(15)	32
Equity in other comprehensive income (loss) of subsidiaries, net									0	0	0
Total other comprehensive loss, net of tax									(6,789)	(23,090)	(12,939)
Comprehensive income									114,932	115,894	89,643
Less: Comprehensive income attributable to noncontrolling interests									1,520	1,297	1,152
Comprehensive income attributable to HSS									113,412	114,597	88,491
Eliminations
Revenue:
Services and other revenue - DISH Network									0	0	0
Services and other revenue - other									(22,861)	(21,877)	(23,681)
Equipment revenue - DISH Network									0	0	0
Equipment revenue - other									(42,941)	(19,005)	(17,880)
Total revenue									(65,802)	(40,882)	(41,561)
Costs and Expenses:
Cost of sales - services and other (exclusive of depreciation and amortization)									(22,168)	(21,148)	(23,681)
Cost of sales - equipment (exclusive of depreciation and amortization)									(40,546)	(17,244)	(16,199)
Selling, general and administrative expenses									(3,088)	(2,490)	(1,681)
Research and development expenses									0	0	0
Depreciation and amortization									0	0	0
Total costs and expenses									(65,802)	(40,882)	(41,561)
Operating income									0	0	0
Other Income (Expense):
Interest income									(76)	(107)	(196,174)
Interest expense, net of amounts capitalized									76	107	196,174
Loss from partial redemption of debt										0
Other-than-temporary impairment loss on available-for-sale securities										0
Gains (losses) on marketable investment securities, net									0	0	0
Equity in earnings of unconsolidated affiliate									0	0	0
Equity in earnings (losses) of subsidiaries, net									(213,219)	(243,904)	(73,991)
Other, net									0	0	0
Total other expense, net									(213,219)	(243,904)	(73,991)
Income before income taxes									(213,219)	(243,904)	(73,991)
Income tax benefit (provision), net									0	0	0
Net income (loss)									(213,219)	(243,904)	(73,991)
Less: Net income attributable to noncontrolling interests									0	0	0
Net income attributable to HSS									(213,219)	(243,904)	(73,991)
Comprehensive Income (loss) :
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(213,219)	(243,904)	(73,991)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments									0	0	0
Unrealized gains (losses) on available-for-sale securities and other									0	0	0
Recognition of other-than-temporary loss on available-for-sale securities in net income (loss)										0
Recognition of realized (gains) losses on available-for-sale securities in net income									0	0	0
Equity in other comprehensive income (loss) of subsidiaries, net									12,152	51,032	17,168
Total other comprehensive loss, net of tax									12,152	51,032	17,168
Comprehensive income									(201,067)	(192,872)	(56,823)
Less: Comprehensive income attributable to noncontrolling interests									0	0	0
Comprehensive income attributable to HSS									(201,067)	(192,872)	(56,823)
HSS
Revenue:
Services and other revenue - DISH Network									0	0	0
Services and other revenue - other									0	0	0
Equipment revenue - DISH Network									0	0	0
Equipment revenue - other									0	0	0
Total revenue									0	0	0
Costs and Expenses:
Cost of sales - services and other (exclusive of depreciation and amortization)									0	0	0
Cost of sales - equipment (exclusive of depreciation and amortization)									0	0	0
Selling, general and administrative expenses									0	0	0
Research and development expenses									0	0	0
Depreciation and amortization									0	0	0
Total costs and expenses									0	0	0
Operating income									0	0	0
Other Income (Expense):
Interest income									10,826	3,339	197,610
Interest expense, net of amounts capitalized									(177,625)	(142,215)	(145,938)
Loss from partial redemption of debt										(5,044)
Other-than-temporary impairment loss on available-for-sale securities										(6,139)
Gains (losses) on marketable investment securities, net									0	15	25
Equity in earnings of unconsolidated affiliate									0	0	0
Equity in earnings (losses) of subsidiaries, net									218,125	239,199	68,212
Other, net									9,749	(5,468)	0
Total other expense, net									61,075	83,687	119,909
Income before income taxes									61,075	83,687	119,909
Income tax benefit (provision), net									58,940	53,680	(18,716)
Net income (loss)									120,015	137,367	101,193
Less: Net income attributable to noncontrolling interests									0	0	0
Net income attributable to HSS									120,015	137,367	101,193
Comprehensive Income (loss) :
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									120,015	137,367	101,193
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments									0	0	0
Unrealized gains (losses) on available-for-sale securities and other									3,290	(2,478)	(4,150)
Recognition of other-than-temporary loss on available-for-sale securities in net income (loss)										6,139
Recognition of realized (gains) losses on available-for-sale securities in net income									(2,996)	(15)	32
Equity in other comprehensive income (loss) of subsidiaries, net									(6,897)	(26,416)	(8,584)
Total other comprehensive loss, net of tax									(6,603)	(22,770)	(12,702)
Comprehensive income									113,412	114,597	88,491
Less: Comprehensive income attributable to noncontrolling interests									0	0	0
Comprehensive income attributable to HSS									113,412	114,597	88,491
Guarantor Subsidiaries
Revenue:
Services and other revenue - DISH Network									449,547	518,734	487,286
Services and other revenue - other									992,480	976,507	938,382
Equipment revenue - DISH Network									8,840	10,752	31,943
Equipment revenue - other									256,361	200,605	196,921
Total revenue									1,707,228	1,706,598	1,654,532
Costs and Expenses:
Cost of sales - services and other (exclusive of depreciation and amortization)									438,837	447,106	441,777
Cost of sales - equipment (exclusive of depreciation and amortization)									225,787	190,200	201,890
Selling, general and administrative expenses									246,399	245,725	233,392
Research and development expenses									31,170	26,377	20,192
Depreciation and amortization									401,688	423,923	443,946
Total costs and expenses									1,343,881	1,333,331	1,341,197
Operating income									363,347	373,267	313,335
Other Income (Expense):
Interest income									199	171	344
Interest expense, net of amounts capitalized									(14,538)	(29,093)	(240,057)
Loss from partial redemption of debt										0
Other-than-temporary impairment loss on available-for-sale securities										0
Gains (losses) on marketable investment securities, net									6,995	(6,478)	(57)
Equity in earnings of unconsolidated affiliate									9,444	8,502	5,121
Equity in earnings (losses) of subsidiaries, net									(4,906)	4,705	5,779
Other, net									(6,956)	11,054	822
Total other expense, net									(9,762)	(11,139)	(228,048)
Income before income taxes									353,585	362,128	85,287
Income tax benefit (provision), net									(135,081)	(122,564)	(16,705)
Net income (loss)									218,504	239,564	68,582
Less: Net income attributable to noncontrolling interests									0	0	0
Net income attributable to HSS									218,504	239,564	68,582
Comprehensive Income (loss) :
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									218,504	239,564	68,582
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments									0	0	0
Unrealized gains (losses) on available-for-sale securities and other									(1,642)	(1,800)	0
Recognition of other-than-temporary loss on available-for-sale securities in net income (loss)										0
Recognition of realized (gains) losses on available-for-sale securities in net income									0	0	0
Equity in other comprehensive income (loss) of subsidiaries, net									(5,255)	(24,616)	(8,584)
Total other comprehensive loss, net of tax									(6,897)	(26,416)	(8,584)
Comprehensive income									211,607	213,148	59,998
Less: Comprehensive income attributable to noncontrolling interests									0	0	0
Comprehensive income attributable to HSS									211,607	213,148	59,998
Non-Guarantor Subsidiaries
Revenue:
Services and other revenue - DISH Network									0	119	699
Services and other revenue - other									133,508	140,619	162,400
Equipment revenue - DISH Network									0	0	0
Equipment revenue - other									24,859	30,678	31,907
Total revenue									158,367	171,416	195,006
Costs and Expenses:
Cost of sales - services and other (exclusive of depreciation and amortization)									101,288	99,513	117,822
Cost of sales - equipment (exclusive of depreciation and amortization)									19,512	22,581	23,331
Selling, general and administrative expenses									37,737	33,381	32,899
Research and development expenses									0	0	0
Depreciation and amortization									12,445	6,204	8,192
Total costs and expenses									170,982	161,679	182,244
Operating income									(12,615)	9,737	12,762
Other Income (Expense):
Interest income									1,649	1,013	1,454
Interest expense, net of amounts capitalized									4,889	2,051	(1,437)
Loss from partial redemption of debt										0
Other-than-temporary impairment loss on available-for-sale securities										0
Gains (losses) on marketable investment securities, net									0	0	0
Equity in earnings of unconsolidated affiliate									0	0	0
Equity in earnings (losses) of subsidiaries, net									0	0	0
Other, net									116	(3,364)	(1,307)
Total other expense, net									6,654	(300)	(1,290)
Income before income taxes									(5,961)	9,437	11,472
Income tax benefit (provision), net									2,382	(3,480)	(4,674)
Net income (loss)									(3,579)	5,957	6,798
Less: Net income attributable to noncontrolling interests									1,706	1,617	1,389
Net income attributable to HSS									(5,285)	4,340	5,409
Comprehensive Income (loss) :
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(3,579)	5,957	6,798
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments									(5,377)	(25,012)	(8,789)
Unrealized gains (losses) on available-for-sale securities and other									(64)	76	(32)
Recognition of other-than-temporary loss on available-for-sale securities in net income (loss)										0
Recognition of realized (gains) losses on available-for-sale securities in net income									0	0	0
Equity in other comprehensive income (loss) of subsidiaries, net									0	0	0
Total other comprehensive loss, net of tax									(5,441)	(24,936)	(8,821)
Comprehensive income									(9,020)	(18,979)	(2,023)
Less: Comprehensive income attributable to noncontrolling interests									1,520	1,297	1,152
Comprehensive income attributable to HSS									$ (10,540)	$ (20,276)	$ (3,175)